SEPARATE ACCOUNT ASSETS AND LIABILITIES	6 Months Ended
Jun. 30, 2026
Insurance [Abstract]
SEPARATE ACCOUNT ASSETS AND LIABILITIES	SEPARATE ACCOUNT ASSETS AND LIABILITIES
The following table presents the changes in the Company’s separate account assets and liabilities:

AS OF AND FOR THE SIX MONTHS ENDED JUN. 30 US$ MILLIONS	2026	2025
Balance, beginning of period	$822	$1,343
Additions (deductions):
Policyholder deposits	29	33
Net investment income	19	32
Net realized capital gains (losses) on investments	78	35
Policyholder benefits and withdrawals	(65)	(53)
Net transfer to general account	(1)	(60)
Policy charges	(8)	(8)
Total changes	52	(21)
Balance, end of period	$874	$1,322

Cash surrender value	$847	$747